Condensed Consolidated Statement of Stockholders' Deficit (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2014	$ 14,124	$ 5,189,178	$ (9,457,011)	$ (4,253,709)
Balance, shares at Dec. 31, 2014	7,123,089
Beneficial Conversion of Convertible Notes		170,091		170,091
Stock Option Compensation		430,000		430,000
Sale of Stock	$ 2,320	1,207,313		1,209,633
Sale of Stock, shares	2,320,134
Convertible Securities Exercised	$ 5,465	2,457,183		2,462,648
Convertible Securities Exercised, shares	5,465,216
Note Conversion Warrant Expense		2,083,328		$ 2,083,328
Exercise of stock warrants, shares
Net Loss			(3,921,428)	$ (3,921,428)
Balance at Dec. 31, 2015	$ 21,909	11,537,093	(13,378,439)	(1,819,437)
Balance, shares at Dec. 31, 2015	14,908,439
Beneficial Conversion of Convertible Notes		265,385		265,385
Stock Option Compensation		137,878		137,878
Sale of Stock	$ 1,013	558,272		559,285
Sale of Stock, shares	1,013,198
Convertible Securities Exercised	$ 304	169,735		170,039
Convertible Securities Exercised, shares	303,912
Note Conversion Warrant Expense		137,970		137,970
Stock Issued to Directors	$ 69	62,431		62,500
Stock Issued to Directors, shares	69,443
Exercise of stock warrants	$ 3,521	(22)		$ 3,499
Exercise of stock warrants, shares	520,858
Note Offer Warrant		97,435		$ 97,435
Net Loss			(1,576,311)	(1,576,311)
Balance at Dec. 31, 2016	$ 26,816	12,966,177	(14,954,750)	(1,961,757)
Balance, shares at Dec. 31, 2016	16,815,850
Beneficial Conversion of Convertible Notes		248,523		248,523
Stock Option Compensation		91,063		91,063
Stock Issued to Directors	$ 64	57,436		57,500
Stock Issued to Directors, shares	64,051
Exercise of stock warrants	$ 3,500	(3,500)		$ 0
Exercise of stock warrants, shares	496,111
Note Offer Warrant		91,787		$ 91,787
Net Loss			(1,034,681)	(1,034,681)
Balance at Sep. 30, 2017	$ 30,380	$ 13,451,486	$ (15,989,431)	$ (2,507,565)
Balance, shares at Sep. 30, 2017	17,376,012